Fair Value of Financial Instruments and Fair Value Measurements (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Fair Value Disclosures [Abstract]
Schedule of assets and liabilities measured at fair value on a recurring basis
	At June 30, 2022			At December 31, 2021
Description	Level 1	Level 2	Level 3	Level 1	Level 2	Level 3
Equity investments consisting of common stock, at fair value	$113,012	$—	$—	$419,995	—	$—

	At December 31, 2021			At December 31, 2020
Description	Level 1	Level 2	Level 3	Level 1	Level 2	Level 3
Equity investments consisting of common stock, at fair value	$419,995	$—	$—	$—	—	$—

Schedule of activity in the company’s equity investments, at fair value
	June 30, 2022	December 31, 2021
Balance, beginning	$419,995	$—
Additions	85,733	531,250
Sales at original cost	(171,407)	(359,843)
Unrealized (loss) gain	(221,309)	248,588
Balance as of June 30, 2022	$113,012	$419,995

	December 31, 2021	December 31, 2020
Balance, beginning of the year	$—	$—
Additions	531,250	—
Sales	(359,843)	—
Unrealized gain	248,588	—
Balance, end of the year	$419,995	$—